Acquisition of H Halston Trademarks (Details Textual) - Dec. 31, 2014 - USD ($)	Total
H Halston Trademark [Member]
Payments to Acquire Intangible Assets	$ 18,023,090
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 12.00
Assets Acquisition Purchase Price Allocation	$ 28,124,000
Assets Acquisition Direct Transaction Expenses	490,000
H Term Loan [Member]
Secured Debt	$ 10,000,000
Debt Instrument, Term	5 years
H Term Loan [Member] | H Halston Trademark [Member]
Secured Debt	$ 10,000,000
Licensing Agreements [Member] | H Halston Trademark [Member]
Royalties Future Minimum Payment Year One	600,000
Royalties Future Minimum Payment Year Two	600,000
Royalties Future Minimum Payment Year Three	600,000
Royalties Future Minimum Payment Year Four	600,000
Royalties Future Minimum Payment Year Five	600,000
Royalties Future Minimum Payment Year Six	600,000
Royalties Future Minimum Payment Year Seven	600,000
Royalties Future Minimum Payment Year Eight	600,000
Royalties Future Minimum Payment Year Nine	600,000
Royalties Future Minimum Payment Year Nine After	$ 1,200,000
Trademark License Agreement Termination Description	In the event HIP exercises the early termination right, H Licensing shall pay HIP a participation fee for each of the three following years in an amount not to exceed $4,000,000 ($5,000,000 if H Licensing distributes, or otherwise enters into any agreements for the distribution of, products being the H Halston trademark in China).
Trademark License Agreement Expiration Date	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Per Share Weighted Average Price of Shares Purchased	$ 8.00
Noncompete Agreements [Member] | H Halston Trademark [Member]
Assets Acquisition Purchase Price Allocation	$ 562,000
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	7 years
Common Stock [Member] | H Halston Trademark [Member]
Stock Issued During Period, Shares, Purchase of Assets	1,000,000
Warrant [Member] | H Halston Trademark [Member]
Stock Issued During Period, Shares, Purchase of Assets	750,000